Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2026	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000012489
Account Value [Line Items]
Line Graph and Table Measure Name					DF Dent Premier Growth Fund
Accumulated Value	$ 10,000	$ 10,553	$ 10,331	$ 11,122		$ 12,062	$ 12,828	$ 13,620	$ 14,409	$ 15,075	$ 16,309	$ 13,873	$ 16,627	$ 18,261	$ 18,486	$ 19,825	$ 16,804	$ 21,333	$ 22,736	$ 25,441	$ 25,345	$ 27,938	$ 28,117	$ 29,797	$ 26,584	$ 21,499	$ 20,159	$ 21,439	$ 23,082	$ 24,785	$ 23,468	$ 26,673	$ 29,174	$ 28,718	$ 31,074	$ 30,584	$ 29,612	$ 32,181	$ 33,070	$ 32,679	$ 28,753	$ 31,963
C000102025
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,423	10,139	10,823		11,774	12,451	13,304	14,003	14,506	15,584	13,280	15,819	17,447	17,602	18,610	15,850	20,088	21,029	24,271	23,943	25,980	26,165	27,257	23,572	18,973	17,707	18,938	20,569	21,807	20,541	23,277	25,049	23,446	25,928	25,872	25,379	26,624	27,334	25,998	22,552	24,114
C000195205
Account Value [Line Items]
Accumulated Value	500,000	521,145	506,952	541,140		588,677	622,539	665,220	700,163	725,635	779,845	664,628	791,948	874,013	881,781	932,812	794,832	1,007,423	1,055,120	1,217,936	1,201,533	1,303,711	1,313,280	1,367,896	1,182,979	952,360	888,728	950,602	1,032,514	1,094,739	1,031,108	1,168,917	1,257,860	1,177,706	1,302,156	1,299,343	1,275,086	1,338,014	1,374,224	1,307,077	1,134,464	1,213,213
C000231957
Account Value [Line Items]
Accumulated Value	100,000,000	104,229,018	101,390,425	108,227,929		117,735,316	124,507,702	133,043,970	140,032,534	145,061,687	155,838,445	132,794,932	158,192,132	174,470,656	176,024,208	186,095,076	158,497,674	200,881,832	210,285,391	242,714,177	239,433,332	259,801,911	261,647,387	272,527,844	235,686,506	189,809,935	177,202,633	189,529,773	205,919,265	218,316,446	205,639,103	233,165,046	250,955,350	234,986,101	260,060,623	259,570,339	254,737,540	267,344,842	274,559,021	261,251,313	226,721,314	242,550,482
C000115949
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,661	10,783	11,010		11,567	12,063	12,463	12,872	13,899	15,117	12,274	14,368	15,985	15,443	16,734	13,338	17,436	18,536	22,538	22,567	24,166	24,408	25,824	21,727	18,046	17,282	17,997	19,554	20,596	19,941	22,005	23,830	22,114	24,773	24,406	22,570	23,632	23,671	23,612	21,648	25,080
C000195206
Account Value [Line Items]
Accumulated Value	500,000	533,072	539,164	550,479		578,329	603,133	623,151	644,038	694,952	756,745	614,120	719,278	800,599	773,492	838,533	668,266	873,630	929,122	1,130,136	1,132,073	1,212,486	1,224,596	1,296,378	1,090,564	906,076	867,889	904,092	982,450	1,035,019	1,002,287	1,106,434	1,198,678	1,112,385	1,246,784	1,228,930	1,136,686	1,190,247	1,192,231	1,189,751	1,091,060	1,264,638
C000256263
Account Value [Line Items]
Accumulated Value	100,000,000	106,614,447	107,832,898	110,095,735		115,665,796	120,626,632	124,630,113	128,720,627	138,990,426	151,174,935	122,736,854	143,675,967	159,847,693	154,425,958	167,340,089	133,378,778	174,360,024	185,364,248	225,378,852	225,669,539	241,657,290	244,079,677	258,242,798	217,269,200	180,462,409	172,823,263	179,966,360	195,542,280	205,959,297	199,411,458	220,047,071	238,301,652	221,138,378	247,726,572	244,055,814	225,697,966	236,431,421	236,923,781	236,431,421	216,933,953	251,497,646
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,385	10,782	11,436		11,790	12,318	13,136	13,037	13,484	14,524	12,560	14,275	14,889	15,142	16,515	13,279	16,006	17,436	19,554	20,761	22,536	22,667	25,167	24,009	20,144	19,160	20,609	22,154	24,091	23,302	26,026	28,774	30,006	31,773	32,538	31,148	34,556	37,364	38,356	36,694	42,271
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,656	11,309	11,734		11,984	12,552	13,210	13,178	13,931	14,585	11,889	13,769	14,177	13,995	15,190	10,675	13,511	14,306	18,227	20,219	21,319	20,747	21,541	20,288	16,843	16,368	17,584	18,180	19,130	18,215	20,647	22,076	21,132	22,981	23,124	21,390	23,226	25,316	25,878	26,404	31,755
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	532,814	565,444	586,683		599,206	627,618	660,498	658,919	696,535	729,247	594,435	688,460	708,845	699,755	759,487	533,753	675,544	715,283	911,334	1,010,932	1,065,948	1,037,362	1,077,032	1,014,382	842,129	818,401	879,190	908,997	956,491	910,751	1,032,373	1,103,808	1,056,625	1,149,065	1,156,207	1,069,476	1,161,297	1,265,813	1,293,881	1,320,219	1,587,750
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000,000	106,562,763	113,088,819	117,336,623		119,841,136	125,523,529	132,099,531	131,783,789	139,307,016	145,849,440	118,887,050	137,692,081	141,768,985	139,951,077	151,897,340	106,750,692	135,108,798	143,056,565	182,266,819	202,186,364	213,189,674	207,472,500	215,406,427	202,876,339	168,425,864	163,680,286	175,837,947	181,799,374	191,298,291	182,150,259	206,474,666	220,761,644	211,324,949	229,813,034	231,241,365	213,895,174	232,259,357	253,162,535	258,776,146	264,043,808	317,550,066
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,905	11,868	12,160		12,460	13,166	13,606	13,595	14,649	15,173	12,108	13,873	14,164	13,824	15,198	10,545	13,226	13,878	18,232	20,547	21,429	20,495	20,933	19,358	16,029	15,679	16,655	17,111	18,002	17,079	19,475	20,484	19,812	21,650	21,722	19,663	21,334	23,979	24,504	24,721	30,034
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	545,229	593,392	608,025		623,004	658,319	680,308	679,735	732,440	758,635	605,379	693,668	708,201	691,198	759,901	527,260	661,282	693,896	911,584	1,027,347	1,071,446	1,024,727	1,046,671	967,901	801,469	783,939	832,769	855,569	900,103	853,945	973,747	1,024,188	990,619	1,082,477	1,086,097	983,147	1,066,711	1,198,927	1,225,193	1,236,059	1,501,703
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000,000	109,045,897	118,678,427	121,604,929		124,600,776	131,663,791	136,061,650	135,947,061	146,487,999	151,726,903	121,075,807	138,733,578	141,640,142	138,239,632	151,980,288	105,451,926	132,256,332	138,779,111	182,316,886	205,469,361	214,289,214	204,945,407	209,334,260	193,580,174	160,293,731	156,787,800	166,553,795	171,113,703	180,020,641	170,788,974	194,749,479	204,837,699	198,123,746	216,495,438	217,219,498	196,629,335	213,342,171	239,785,339	245,038,563	247,211,826	300,340,597
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,459	10,507	11,231		11,705	12,323	13,162	13,448	13,873	14,923	12,537	14,996	15,806	15,700	16,983	13,580	17,689	19,347	23,027	22,897	25,432	25,239	25,958	22,692	17,911	17,794	19,022	20,759	22,054	20,902	23,942	26,216	25,373	27,033	29,234	27,152	32,095	32,987	31,765	29,748	34,075
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	522,960	525,345	561,563		585,234	616,151	658,087	672,398	693,628	746,168	626,825	749,814	790,318	784,995	849,158	678,987	884,455	967,360	1,151,343	1,144,835	1,271,593	1,261,930	1,297,889	1,134,610	895,528	889,680	951,081	1,037,971	1,102,681	1,045,077	1,197,095	1,310,778	1,268,658	1,351,645	1,461,690	1,357,616	1,604,726	1,649,327	1,588,229	1,487,391	1,703,769
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000,000	104,591,972	105,069,054	112,312,616		117,046,737	123,230,221	131,617,480	134,479,530	138,725,629	149,233,510	125,365,012	149,962,883	158,063,614	156,999,029	169,831,604	135,797,405	176,890,931	193,471,967	230,268,690	228,967,097	254,318,590	252,385,921	259,577,780	226,922,055	179,105,576	177,936,052	190,216,150	207,594,104	220,536,125	209,015,362	239,419,047	262,155,602	253,731,645	270,329,033	292,338,073	271,523,132	320,945,245	329,865,330	317,645,761	297,478,248	340,753,715
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	10,922	11,312	11,917		12,440	13,214	13,820	14,137	15,160	15,997	12,533	14,682	15,086	14,456	16,103	11,954	15,610	16,728	21,680	22,737	23,628	22,292	22,295	19,479	15,729	15,767	16,418	17,415	18,644	17,279	19,482	20,959	20,347	22,058	22,434	19,940	22,326	25,049	25,353	24,642	30,976
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	500,000	546,107	565,604	595,857		622,008	660,687	690,980	706,868	757,993	799,859	626,664	734,105	754,278	722,801	805,160	597,711	780,516	836,385	1,084,005	1,136,853	1,181,389	1,114,610	1,114,734	973,972	786,441	788,343	820,918	870,770	932,182	863,959	974,089	1,047,943	1,017,352	1,102,912	1,121,705	997,019	1,116,318	1,252,439	1,267,669	1,232,078	1,548,800
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 100,000,000	$ 109,221,426	$ 113,120,847	$ 119,171,407		$ 124,401,693	$ 132,137,309	$ 138,195,980	$ 141,373,647	$ 151,598,661	$ 159,971,819	$ 125,332,800	$ 146,820,939	$ 150,855,631	$ 144,560,278	$ 161,031,915	$ 119,542,132	$ 156,103,137	$ 167,276,957	$ 216,801,057	$ 227,370,610	$ 236,277,778	$ 222,921,914	$ 222,946,871	$ 194,794,464	$ 157,288,105	$ 157,668,521	$ 164,183,667	$ 174,154,051	$ 186,436,322	$ 172,791,739	$ 194,817,799	$ 209,588,511	$ 203,470,337	$ 220,582,345	$ 224,340,963	$ 199,403,742	$ 223,263,625	$ 250,487,818	$ 253,533,896	$ 246,415,565	$ 309,760,095